Supplementary subsidiary guarantee information required under SEC rules	6 Months Ended
Sep. 30, 2020
Supplementary Subsidiary Guarantee Information Required under SEC Rules [Abstract]
Supplementary subsidiary guarantee information required under SEC rules
18. Supplementary subsidiary guarantee information required under SEC rules:
The Company provides several guarantees of debt of its subsidiaries. The Company has fully and unconditionally guaranteed the securities issued by Nomura America Finance LLC, which is an indirect, wholly owned finance subsidiary of the Company.